RECLAMATION BONDS AND PROVISIONS	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Reclamation Bonds And Provisions
RECLAMATION BONDS AND PROVISIONS

NOTE 3 – RECLAMATION BONDS AND PROVISIONS

Reclamation Bonds and Provisions

During 2016, the Company entered into a surety agreement that guarantees the reclamation bond on the CuMo Property. In order to maintain the good standing of this surety, the Company is required to make an annual payment of $8,340. The Company has a deposit of $100,000 (as reflected in other assets on the balance sheet) for the reclamation bond which has a face value of $278,000 as determined by the United States Department of Agriculture Forest Service.

The security deposit is refundable when the Company completes the required reclamation clean-up costs.

Although the Company does not currently have any obligations related to significant reclamation activities it has recorded provisions for estimated reclamation costs based on the assumption that the amounts of the reclamation bonds posted with government authorities and the amount of the non-current deposit (surety deposit), approximate the best estimate of the net present value of expected future reclamation costs that may need to be incurred by the Company.

The estimated reclamation provision is comprised of deposits to the Bureau of Land Management, the United States Forest Service, the third-party provider of the surety, and other agencies for the above properties.

NOTE 3 – RECLAMATION BONDS AND PROVISIONS

Reclamation Bonds and Provisions

During 2016, the Company entered into a surety agreement that guarantees the reclamation bond on the CuMo Property. In order to maintain the good standing of this surety, the Company is required to make an annual payment of $8,340. The Company has a deposit of $100,000 (as reflected in other assets on the balance sheet) for the reclamation bond which has a face value of $278,000 as determined by the United States Department of Agriculture Forest Service.

The security deposit is refundable when the Company completes the required reclamation clean-up costs.

Although the Company does not currently have any obligations related to significant reclamation activities it has recorded provisions for estimated reclamation costs based on the assumption that the amounts of the reclamation bonds posted with government authorities and the amount of the non-current deposit (surety deposit), approximate the best estimate of the net present value of expected future reclamation costs that may need to be incurred by the Company.

The estimated reclamation provision is comprised of deposits to the Bureau of Land Management, the United States Forest Service, the third-party provider of the surety, and other agencies for the above properties.